Leases - Maturities of lease liabilities (Details) - Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating lease commitment
2024	¥ 98,941	$ 13,693
2025	51,671	7,151
2026	24,003	3,322
2027	16,954	2,346
2028	10,770	1,490
Thereafter	3,953	547
Total lease payments	206,292	28,549
Less: imputed interest	(22,198)	(3,072)
Total	¥ 184,094	$ 25,477